LYRICAL U.S. VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS
August 31, 2021 (Unaudited)

COMMON STOCKS - 97.3%	Shares	Value
Communications - 3.7%
Cable & Satellite - 3.7%
Liberty Global plc - Series C (a)	876,917	$ 25,413,055

Consumer Discretionary - 15.3%
Apparel & Textile Products - 1.8%
Hanesbrands, Inc.	673,953	12,589,442

Automotive - 0.9%
Adient plc (a)	152,253	5,989,633

E-Commerce Discretionary - 5.3%
eBay, Inc.	484,278	37,163,494

Home & Office Products - 3.8%
Whirlpool Corporation	117,889	26,115,950

Retail - Discretionary - 3.5%
Lithia Motors, Inc.	46,477	15,397,830
Qurate Retail, Inc. - Series A	804,095	8,869,168
		24,266,998
Energy - 2.7%
Oil & Gas Producers - 2.7%
Suncor Energy, Inc.	1,004,457	18,733,123

Financials - 18.6%
Asset Management - 7.3%
Affiliated Managers Group, Inc.	90,817	15,448,880
Ameriprise Financial, Inc.	129,092	35,230,498
		50,679,378
Insurance - 6.4%
Assurant, Inc.	111,087	18,897,009
Lincoln National Corporation	370,532	25,437,022
		44,334,031
Specialty Finance - 4.9%
AerCap Holdings N.V. (a)	295,317	15,926,446
Air Lease Corporation	225,741	8,970,947
Alliance Data Systems Corporation	98,480	9,661,873
		34,559,266
Health Care - 11.5%
Health Care Facilities & Services - 11.5%
Centene Corporation (a)	398,719	25,111,323
Cigna Corporation	106,364	22,511,940
HCA Healthcare, Inc.	127,237	32,188,416
		79,811,679

LYRICAL U.S. VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.3% (Continued)	Shares	Value
Industrials - 11.0%
Industrial Support Services - 5.9%
United Rentals, Inc. (a)	116,571	$ 41,108,763

Transportation & Logistics - 5.1%
GXO Logistics, Inc. (a)	208,389	17,044,136
XPO Logistics, Inc. (a)	208,389	18,111,088
		35,155,224
Materials - 8.3%
Chemicals - 1.2%
Univar Solutions, Inc. (a)	349,738	8,257,314

Containers & Packaging - 7.1%
Berry Global Group, Inc. (a)	263,174	17,677,398
Crown Holdings, Inc.	243,173	26,697,964
O-I Glass, Inc. (a)	321,672	4,866,897
		49,242,259
Technology - 23.3%
Semiconductors - 4.5%
Broadcom, Inc.	62,349	31,000,546

Software - 2.4%
Concentrix Corporation (a)	96,621	16,753,115

Technology Hardware - 16.4%
Arrow Electronics, Inc. (a)	148,626	18,016,444
CommScope Holding Company, Inc. (a)	349,372	5,520,078
Dell Technologies, Inc. - Class C (a)	363,565	35,433,045
Flex Ltd. (a)	969,683	18,016,710
SYNNEX Corporation	95,811	12,174,704
Western Digital Corporation (a)	394,626	24,940,363
		114,101,344
Utilities - 2.9%
Electric Utilities - 2.9%
NRG Energy, Inc.	444,005	20,277,708

Total Common Stocks (Cost $466,951,964)		$ 675,552,322

LYRICAL U.S. VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 2.7%	Shares	Value
Invesco Short-Term Investments Trust - Institutional Class, 0.01% (b) (Cost $19,008,172)	19,008,172	$ 19,008,172

Investments at Value - 100.0% (Cost $485,960,136)		$ 694,560,494

Other Assets in Excess of Liabilities - 0.0% (c)		16,755

Net Assets - 100.0%		$ 694,577,249

N.V.	- Naamloze Vennootschap
plc	- Public Limited Company

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of August 31, 2021.
(c)	Percentage rounds to less than 0.1%.

LYRICAL INTERNATIONAL VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS
August 31, 2021 (Unaudited)

COMMON STOCKS - 97.5%	Shares	Value
Australia - 0.9%
Redbubble Ltd. (a)	7,177	$ 22,652

Canada - 18.7%
Element Fleet Management Corporation	7,566	83,418
Fairfax Financial Holdings Ltd.	254	112,434
Linamar Corporation	1,079	61,132
Suncor Energy, Inc.	4,907	91,634
TFI International, Inc.	1,118	126,320
		474,938
Finland - 2.3%
Konecranes OYJ	1,288	58,353

France - 12.4%
Atos SE	1,312	68,214
Bollore S.A.	22,928	135,899
Elis S.A. (a)	2,847	50,454
SPIE S.A.	2,598	61,668
		316,235
Germany - 2.0%
Software AG	1,008	51,081

Hong Kong - 3.2%
CK Hutchison Holdings Ltd.	11,000	80,191

Isle of Man - 5.1%
Entain plc (a)	4,852	128,959

Japan - 27.7%
Air Water, Inc.	3,200	51,558
Hitachi Ltd.	2,300	127,115
ITOCHU Corporation	3,600	108,294
Kinden Corporation	2,300	38,942
Kyudenko Corporation	900	32,362
Nintendo Company Ltd. - ADR	1,623	97,510
SK Kaken Company Ltd.	100	39,086
Sony Group Corporation	1,100	113,737
Suzuki Motor Corporation	2,200	95,066
		703,670
Netherlands - 9.0%
AerCap Holdings N.V. (a)	1,966	106,026
Exor N.V.	1,473	122,900
		228,926
South Korea - 4.3%
Samsung Electronics Company Ltd.	67	109,579

LYRICAL INTERNATIONAL VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.5% (Continued)	Shares	Value
Spain - 2.9%
Grupo Catalana Occidente S.A.	1,934	$ 73,248

Sweden - 2.4%
Intrum AB	2,083	62,257

United Kingdom - 6.6%
Babcock International Group plc (a)	8,439	42,146
Liberty Global plc - Series C (a)	4,314	125,019
		167,165

Total Common Stocks (Cost $2,127,051)		$ 2,477,254

MONEY MARKET FUNDS - 2.0%	Shares	Value
Invesco Short-Term Investments Trust - Institutional Class, 0.01% (b) (Cost $51,882)	51,882	$ 51,882

Investments at Value - 99.5% (Cost $2,178,933)		$ 2,529,136

Other Assets in Excess of Liabilities - 0.5%		12,794

Net Assets - 100.0%		$ 2,541,930

AB	- Aktiebolag
ADR	- American Depositary Receipt
AG	- Aktiengesellschaft
N.V.	- Naamloze Vennootschap
OYJ	- Julkinen Osakeyhtio
plc	- Public Limited Company
S.A.	- Societe Anonyme
SE	- Societe Europaea

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of August 31, 2021.

LYRICAL INTERNATIONAL VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
August 31, 2021 (Unaudited)

Common Stocks by Sector/Industry	% of Net Assets
Communications - 10.3%
Cable & Satellite	4.9%
Entertainment Content	5.4%
Consumer Discretionary - 11.2%
Automotive	6.1%
Leisure Facilities & Services	5.1%
Consumer Staples - 8.3%
Retail - Consumer Staples	4.0%
Wholesale - Consumer Staples	4.3%
Energy - 3.6%
Oil & Gas Producers	3.6%
Financials - 18.8%
Asset Management	4.9%
Insurance	7.3%
Specialty Finance	6.6%
Industrials - 24.4%
Commercial Support Services	2.0%
Diversified Industrials	5.0%
Engineering & Construction	5.2%
Industrial Support Services	3.3%
Machinery	2.3%
Transportation & Logistics	6.6%
Materials - 3.6%
Chemicals	3.6%
Technology - 17.3%
Software	2.0%
Technology Hardware	12.6%
Technology Services	2.7%
97.5%